Allocation of Income Tax Expense (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Taxes [Line Items]
Continuing operations	$ 315,744	$ 260,052	$ 278,213
Discontinued operations	675	187	252
Loss on discontinued operations	(693)
Income Tax Expense (Benefit), Continuing Operations and Discontinued Operations, Total	$ 315,726	$ 260,239	$ 278,465